Goodwill and Intangible Assets - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) earningsMultiple	Dec. 31, 2023 CAD ($) earningsMultiple
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, goodwill | $	$ 0	$ 0
Japan
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Tax rate applied to cash flow projections	28.00%	28.00%
Canada
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Tax rate applied to cash flow projections	27.80%	27.80%
U.S.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Tax rate applied to cash flow projections	21.00%	21.00%
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Price to earnings multiple	6.7	5.1
Growth rate used to extrapolate cash flow projections	0.00%	0.00%
Discount rate applied to cash flow projections	10.00%	10.00%
Discount rate applied to cash flow projections, pre-tax basis	12.50%	12.50%
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Price to earnings multiple	13.6	12.7
Growth rate used to extrapolate cash flow projections	13.00%	13.00%
Discount rate applied to cash flow projections	13.00%	13.00%
Discount rate applied to cash flow projections, pre-tax basis	16.30%	16.30%